Operating Lease Liabilities (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Villas [Member]
Operating Lease Liabilities (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement	4.12%	4.12%
One year		$ 737,551
Two years
Three years
Four years
Five years	753,550
Beyond five years	828,905	1,703,743
Total undiscounted cash flows	1,582,455	2,441,294
Total operating lease liabilities	1,192,898	1,956,260
Difference between undiscounted cash flows and discounted cash flows	$ 389,557	$ 485,034
Base station tower [Member]
Operating Lease Liabilities (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement	3.14%	3.14%
One year	$ 27,679	$ 29,800
Two years	27,679	29,800
Three years	27,679	29,800
Four years	27,679	29,800
Five years	27,679	29,800
Beyond five years	27,679	59,600
Total undiscounted cash flows	166,074	208,600
Total operating lease liabilities	151,978	188,069
Difference between undiscounted cash flows and discounted cash flows	$ 14,096	20,531
Warehouse [Member]
Operating Lease Liabilities (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement	4.45%
One year	$ 265,766
Two years	265,766
Three years	110,736
Four years
Five years
Beyond five years
Total undiscounted cash flows	642,268
Total operating lease liabilities	607,870
Difference between undiscounted cash flows and discounted cash flows	$ 34,398
Total undiscounted cash flows [Member]
Operating Lease Liabilities (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement
One year	$ 293,445	822,421
Two years	293,445	84,870
Three years	138,415	29,800
Four years	27,679	29,800
Five years	781,229	29,800
Beyond five years	856,584	1,763,343
Total undiscounted cash flows	2,390,797	2,760,034
Total operating lease liabilities	1,952,746	2,251,835
Difference between undiscounted cash flows and discounted cash flows	$ 438,051	$ 508,199
Office [Member]
Operating Lease Liabilities (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement		2.46%
One year		$ 55,070
Two years		55,070
Three years
Four years
Five years
Beyond five years
Total undiscounted cash flows		110,140
Total operating lease liabilities		107,506
Difference between undiscounted cash flows and discounted cash flows		$ 2,634